Other Investments	12 Months Ended
Dec. 31, 2013
Investments, All Other Investments [Abstract]
Other investments
Other Investments
Contained within this asset class are equity interests in alternative and private investment funds, limited partnerships and unrated tranches of collateralized debt obligations for which the Company does not have sufficient rights or ownership interests to use the equity method of accounting. The Company accounts for such equity securities at estimated fair value with changes in fair value recorded through AOCI as it has no significant influence over these entities. Also included within other investments are structured transactions that are carried at amortized cost.
Other investments comprised the following at December 31, 2013 and 2012:

Year ended December 31, (U.S. dollars in thousands)	2013	2012
Alternative Investment Funds:
Arbitrage	$158,220	$278,680
Directional	357,469	254,616
Event Driven	56,873	96,451
Multi-Style	72,625	65,125
Total alternative funds	$645,187	$694,872
Private investment funds	94,064	89,469
Overseas deposits	111,302	96,117
Structured transactions	294,048	312,122
Other	20,029	27,299
Total other investments	$1,164,630	$1,219,879

(a) Alternative and Private Investment Funds
At December 31, 2013 and 2012, the alternative fund portfolio, accounted for as other investments, employed four strategies and invested in 16 and 17 alternative funds, respectively. The Company is able to redeem the alternative funds on the same terms that the underlying funds can be redeemed. In general, the funds in which the Company is invested require at least 30 days notice of redemption, and may be redeemed on a monthly, quarterly, semi-annual, annual or longer basis, depending on the fund.
Certain funds have a lock-up period and/or may also have the ability to impose a redemption gate. A lock-up period refers to the initial amount of time an investor is contractually required to remain invested before having the ability to redeem. Typically, the imposition of a gate delays a portion of the requested redemption, with the remaining portion settled in cash shortly after the redemption date.
The fair value of the Company’s holdings in funds that may be subject to lockups and/or that have gate provisions in their governing documents at December 31, 2013 and 2012 was $360.6 million and $335.2 million, respectively. The Company did not have any holdings in funds where a gate was imposed at December 31, 2013 or 2012.
Certain funds may be allowed to invest a portion of their assets in illiquid securities, such as private equity or private debt. In such cases, a common mechanism used is a side-pocket, whereby the illiquid security is assigned to a separate memorandum capital account or other designated account. Typically, the investor loses its redemption rights in the designated account. Only when the illiquid securities in the side-pocket are sold, or otherwise deemed liquid by the fund, may investors redeem that portion of their interest that has been “side-pocketed”. At December 31, 2013 and 2012, the fair value of our funds held in side-pockets was $24.1 million and $25.0 million, respectively. The underlying assets within these positions are generally expected to be liquidated over a period of approximately two to four years.
An increase in market volatility and an increase in the volatility of hedge funds in general, as well as a decrease in market liquidity, could lead to a higher risk of a large decline in the value of the hedge funds in any given time period.
The following represents an analysis of the net realized gains and the net unrealized gains on the Company’s alternative investment funds and private equity funds:

Year ended December 31, (U.S. dollars in thousands)	Net Unrealized Gains (Losses)		Net Realized Gains (Losses)
	2013	2012	2013	2012	2011
Alternative investment funds	$158,825	$130,702	$30,858	$(2,153)	$10,120
Private investment funds	44,027	38,518	4,331	257	3,585
Total	$202,852	$169,220	$35,189	$(1,896)	$13,705

(b) Overseas Deposits
Overseas deposits include investments in private funds related to Lloyd’s syndicates in which the underlying instruments are primarily government and government-related/supported and corporate fixed income securities. The funds themselves do not trade on an exchange and therefore are not included within available for sale securities. Also included in overseas deposits are restricted cash and cash equivalent balances held by Lloyd’s syndicates for solvency purposes. Given the restricted nature of these cash balances, they are not included within the cash and cash equivalents category in the balance sheet.
(c) Structured Transactions
Project Finance Loans
The Company historically participated in structured transactions in project finance related areas under which the Company provided a cash loan supporting project finance transactions. These transactions are accounted for in accordance with guidance governing accounting by certain entities (including entities with trade receivables) that lend to or finance the activities of others under which the loans are considered held for investment as the Company has the intent and ability to hold for the foreseeable future or until maturity or payoff. Accordingly, these funded loan participations are reported in the balance sheet at outstanding principal adjusted for any allowance for loan losses as considered necessary by management.
At December 31, 2013 and 2012 the remaining structured project finance loans had an aggregate outstanding principal of $15.2 million and $36.8 million and an aggregate carrying value of $11.1 million and $31.2 million, respectively.
National Indemnity Endorsement
On June 9, 2009, XL Specialty Insurance Company (“XL Specialty”), a wholly-owned subsidiary of the Company, entered into an agreement with National Indemnity Company, an insurance company subsidiary of Berkshire Hathaway Inc. (“National Indemnity”). Under the agreement, and a related reinsurance agreement, National Indemnity would issue endorsements to certain directors and officers liability insurance policies known as “Side A” coverage policies underwritten by XL Specialty (the “Facility”) during an eighteen month period that ended in December 31, 2011.
In connection with the Facility, XL Insurance (Bermuda) Ltd (“XLIB”) purchased a payment obligation (the “Obligation”) in an aggregate principal amount of $150.0 million from National Indemnity. The outstanding Obligation was recorded in Other Investments at an estimated fair value of $128.1 million, pays a coupon of 3.5%, and is being accreted to $150.0 million over the 11.5 year term of the payment obligation. The difference between the estimated fair value of the Obligation and the cost of that Obligation at the time of the transaction was approximately $21.9 million and was recorded in Other Assets. This difference, together with fees of $2.5 million, was amortized in relation to the earning of the underlying policies written. During the years ended December 31, 2013, 2012 and 2011, amortization of nil, nil and $9.4 million, respectively, was recorded.
Other Structured Transactions
On July 17, 2009, XLIB, a wholly-owned subsidiary of the Company, purchased notes with an aggregate face amount of $155.0 million. The carrying value of these notes at December 31, 2013 and 2012 was $148.0 million and $147.8 million, respectively. The issuer of the notes is a structured credit vehicle that holds underlying assets including corporate debt and preferred equity securities, including some securities issued by European financial institutions, as well as project finance debt securities. The notes, which are callable under certain criteria, have a final maturity of July 22, 2039.
These structured transactions are not required to be measured at fair value under GAAP and, accordingly, they have been excluded from the fair value measurement disclosures. See Note 3, “Fair Value Measurements,” for details surrounding the estimated fair value of these investments.
(d) Other
The Company regularly reviews the performance of these other investments. The Company recorded losses of $0.0 million, $2.7 million and $0.7 million in the years ended December 31, 2013, 2012 and 2011, respectively, due to other than temporary declines in values of these other investments.
See Note 17 (b), “Commitments and Contingencies – Other Investments,” for further information regarding commitments related to other investments.